Charter arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Charter arrangements [Abstract]
Shipping Revenues
The below table details the Company’s shipping revenues:

(Dollars in thousands)	2022	2021	2020
Time charter revenues[1]	$75,790	$140,730	$182,663
Voyage charter revenues	374,592	155,124	508,375
Shipping revenues	$450,381	$295,853	$691,039
Other revenues[2]	3,764	-	-
Total revenues	$454,146	$295,853	$691,039

[1]
Time charter revenues are presented in accordance with IFRS 16, while the portion of time charter revenues related to technical management services, equaling $19,144 thousand, $36,384 thousand and $33,224 thousand, for 2022, 2021, and 2020 respectively, is recognized in accordance with IFRS 15.

[2]	Other revenues mainly relate to technical management services provided.

Vessel Employment
The following summarizes the Company’s vessel employment as of December 31, 2022:

Vessel	Type of Employment	Expiry
VLCC
DHT Mustang	Time charter	Q2 2023
DHT Bronco	Spot
DHT Colt	Time charter	Q3 2023
DHT Stallion	Spot
DHT Tiger	Spot
DHT Harrier	Time charter	Q4 2024
DHT Puma	Spot
DHT Panther	Spot
DHT Osprey	Time charter	Q2 2027
DHT Lion	Spot
DHT Leopard	Spot
DHT Jaguar	Spot
DHT Taiga	Spot
DHT Opal	Spot
DHT Sundarbans	Spot
DHT Redwood	Spot
DHT Amazon	Time charter	Q2 2023
DHT Peony	Spot
DHT Lotus	Spot
DHT China	Spot
DHT Europe	Spot
DHT Bauhinia	Spot
DHT Scandinavia	Spot

Future Charter Payments
The future revenues expected to be received from the time charters for the Company’s vessels on existing charters as of the reporting date are as follows:

(Dollars in thousands) Year	Amount
2023	$40,509
2024	23,359
2025	13,320
2026	12,580
2027	6,105
Thereafter	-
Net charter payments	$95,873

Contract Balances
Contract balances and related disclosures have been included in the following places in the notes to the Company’s consolidated financial statements:

Note
Accounts receivable and accrued revenues	notes 8,9

Deferred shipping revenues relate to charter hire payments paid in advance. The year-end deferred shipping revenues balances have been recognized as revenue in the following year due to the short-term nature of the advances.

(Dollars in thousands)	2022	2021	2020
Deferred shipping revenues	$4,172	$4,865	$16,236

Capitalized voyage expenses

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was:

(Dollars in thousands)	2022	2021	2020
Capitalized voyage expenses	$2,799	$1,395	$1,039